DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
Schedule of Fair Value of Outstanding Derivative Instruments
The fair value of the Company's outstanding derivative instruments qualified as hedging instruments at December 31, 2011 and 2012 is summarized below

		December 31,
	Balance sheet location	2012	2011
Assets

Foreign exchange option contracts	Other current assets	$7	-
Foreign exchange forward contracts		81	-

		$88	-
Liabilities

Foreign exchange option contracts	Accrued expenses and other liabilities	$-	$(16)
Foreign exchange forward contracts		-	(62)

		$-	$(78)

Derivatives assets (liabilities), net		$88	$(78)

Schedule of Derivative Instruments and Impact on Accumulated Other Comprehensive Income
The effect of derivative instruments in cash flow hedging relationships on the net loss and other comprehensive income (loss) for the years ended December 31, 2012, 2011 and 2010 is summarized below:

	Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)
	Year ended December 31,
	2012	2011	2010
Derivative in cash flow hedging relationship
Foreign exchange option contracts	$11	$(16)	$-
Foreign exchange forward contracts	69	(70)	124

	$80	$(86)	$124

Schedule of Change in Other Comprehensive Income (Loss) of Unrealized Gains on Foreign Currency Cash Flow Hedge
The following is the change in the other comprehensive income (loss) of unrealized gains on foreign currency cash flow hedge during 2012:

Other comprehensive income (loss)

Other comprehensive loss from unrealized gains on foreign currency cash flow hedge as of January 1, 2012	$(78)
Reclassification to earnings of realized loss on foreign currency cash flow hedge	86
Unrealized net gain on foreign currency cash flow hedge	80
Other comprehensive income from unrealized gains on foreign currency cash flow hedge as of December 31, 2012	$88

Schedule of Gains (Losses) Reclassified From Other Comprehensive Income (Loss) into Income (Expenses)
		Gains (losses) reclassified from other comprehensive income (loss) into income (expenses)
		Year ended December 31,
	Location in Statement of Operation	2012	2011	2010

Derivative in cash flow hedging relationship
Foreign exchange option contracts	Cost of sales and operating expenses	$(11)	$-	$-
Foreign exchange forward contracts	Financial expense	(5)	-	-
Foreign exchange forward contracts	Cost of sales and operating expenses	(70)	65	90

		$(86)	$65	$90